Virtus Dynamic AlphaSector® Fund

and Virtus Low Volatility Equity Fund,

each a series of Virtus Opportunities Trust

Supplement dated March 31, 2015

to the Prospectuses dated January 28, 2015,

as supplemented March 25, 2015

Important Notice to Investors

Virtus Dynamic AlphaSector® Fund

The following table corrects the Dynamic AlphaSector® benchmark name appearing in, and adds an additional benchmark to, the “Average Annual Total Returns” table in the fund’s summary prospectus and the summary section of the statutory prospectus.

	1 Year	5 Years	10 Years	Class I Since Inception (10/1/09)	Class R6 Since Inception (11/12/14)
Class A
Return Before Taxes	-8.65%	3.12%	0.98%	—	—
Return After Taxes on Distributions	-11.81%	2.28%	0.50%	—	—
Return After Taxes on Distributions and Sale of Fund Shares	-2.25%	2.46%	0.77%	—	—
Class B
Return Before Taxes	-6.97%	3.39%	0.81%	—	—
Class C
Return Before Taxes	-3.74%	3.60%	0.84%	—	—
Class I
Return Before Taxes	-2.81%	4.67%	—	4.63%	—
Class R6
Return Before Taxes	—	—	—	—	-1.31%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	13.69%	15.45%	7.67%	16.53%	1.29%
HFRX Equity Hedge Index (reflects no deduction of fees, expenses or taxes)	1.42%	0.81%	0.31%	1.21%	0.70%
Dynamic AlphaSector® Linked Benchmark (reflects no deduction of fees, expenses or taxes)	13.69%	10.31%	6.53%	9.80%	1.29%

The following description of the additional benchmark is also hereby added to the paragraph following the table:

The HFRX Equity Hedge Index measures performance of long and short strategies that invest primarily in equity securities and derivatives of equity securities. The index is unmanaged and not available for direct investment.

Virtus Low Volatility Equity Fund

The following table corrects the fund’s inception date appearing in, and adds an additional benchmark to, the “Average Annual Total Returns” table in the fund’s summary prospectus and the summary section of the statutory prospectus.

	1 Year	Since Inception (6/11/13)
Class A
Return Before Taxes	1.13%	8.36%
Return After Taxes on Distributions	1.05%	8.18%
Return After Taxes on Distributions and Sale of Fund Shares	0.71%	6.40%
Class C
Return Before Taxes	6.35%	11.67%
Class I
Return Before Taxes	7.44%	12.81%
S&P 500® Index (reflects no deduction of fees, expenses or taxes)	13.69%	18.80%
CBOE S&P 500 Buywrite Index (reflects no deduction of fees, expenses or taxes)	5.65%	8.05%

The following description of the additional benchmark is also hereby added to the paragraph following the table:

The CBOE S&P 500 Buywrite Index is a passive total return index based on buying an S&P 500 stock index portfolio and “writing” (or selling) the near-term S&P 500 Index (SPXSM) “covered” call option. The index is unmanaged and not available for direct investment.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/DASF&LVEF PerfTables (3/15)